Great-West Variable Annuity Account A
                                               8515 E. Orchard Road
                                             Englewood, Colorado 80111


                                                    May 8, 1997


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Great-West Variable Annuity Account A
                  Certification Pursuant to Rule 497(j) under
                    the Securities Act of 1933
                  File No. 811-1737

Ladies and Gentlemen:

         In lieu of filing the form of prospectus and Statement of Additional Information for Great-West Variable Annuity Account A
("VAAA") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, VAAA hereby certifies that:

         (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph
                  (c) of Rule 497 does not differ from that contained in amendment no. 22 to VAAA's registration statement on Form N-1, the most recent amendment to VAAA's registration statement; and

         (2) the text of amendment no. 22 to VAAA's registration statement on Form N-1, the most recent amendment to VAAA's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 22, 1997.

         If you should have any questions regarding the foregoing, please contact the undersigned at (303) 689-3817.

                                            Great-West Variable
                                            Annuity Account A
                                            (Registrant)

                                            By:  /s/ Beverly A. Byrne
                                                     Beverly A. Byrne
                                                     Assistant Secretary